SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

The Company has assessed all events from September 30, 2024, through January 27, 2025 which is the date that these consolidated financial statements are available to be issued. There are not any material subsequent events that require disclosure in these consolidated financial statements.